ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued payroll and welfare		¥ 56,730	¥ 35,470
Tax payable		785,217	406,698
Accrued customer incentives and Yiren coins		197,816	54,731
Accrued advertisement expense		169,827	55,463
Payable to investor of beneficiary rights under repurchase agreement (Note 2)		50,000
Other accrued expenses		37,060	11,803
Total accrued expenses and other current liabilities	$ 199,291	¥ 1,296,650	¥ 564,165